UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Impact Shares

NAACP Minority Empowerment ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 97.4%
Consumer Discretionary — 10.3%
Adient	16	$629
Amazon.com*	58	116,174
Autoliv	18	1,560
Best Buy	45	3,571
Carnival	73	4,655
Delphi Automotive*	50	4,195
eBay*	173	5,713
Ford Motor	735	6,799
Gap	40	1,154
General Motors	247	8,316
Hanesbrands	64	1,180
Hasbro	18	1,892
Hilton Worldwide Holdings	54	4,362
Macy’s	57	1,980
Mattel*	60	942
McDonald’s	138	23,086
Newell Brands	72	1,462
Nordstrom	20	1,196
Ross Stores	67	6,640
Royal Caribbean Cruises	31	4,028
Starbucks	243	13,812
Target	82	7,233
Whirlpool	10	1,187
Wyndham Worldwide	18	781

		222,547

Consumer Staples — 7.2%
Archer-Daniels-Midland	89	4,474
Bunge	24	1,649
Campbell Soup	30	1,099
Church & Dwight	36	2,137
Clorox	20	3,008
Coca-Cola	610	28,176
Colgate-Palmolive	136	9,105
Estee Lauder, Cl A	38	5,522
General Mills	94	4,034
Hormel Foods	42	1,655
Kellogg	40	2,801
Keurig Dr Pepper	27	625
Kimberly-Clark	54	6,137
McCormick	18	2,372
Molson Coors Brewing, Cl B	30	1,845
PepsiCo	227	25,379
Philip Morris International	255	20,793
Procter & Gamble	402	33,459
Tyson Foods, Cl A	48	2,857

		157,127

Energy — 4.3%
Chevron	294	35,950
ConocoPhillips	180	13,932
Continental Resources*	12	820
Core Laboratories	6	695
Devon Energy	80	3,195
EQT	40	1,769
Hess	42	3,006
Kinder Morgan	301	5,337
Marathon Oil	130	3,027
Newfield Exploration*	34	980
Noble Energy	78	2,433
Occidental Petroleum	117	9,614
Schlumberger	212	12,915

		93,673

Description	Shares	Fair Value
Financials — 11.7%
Aflac	121	$5,696
Allstate	56	5,527
Bank of America	1,470	43,306
Bank of New York Mellon	147	7,495
Citigroup	397	28,481
Discover Financial Services	58	4,434
Goldman Sachs Group	54	12,109
JPMorgan Chase	534	60,256
KeyCorp	166	3,302
Moody’s	26	4,347
Morgan Stanley	216	10,059
Prudential Financial	66	6,687
S&P Global	38	7,425
State Street	58	4,859
US Bancorp	244	12,886
Wells Fargo	687	36,109

		252,978

Health Care — 13.5%
Abbott Laboratories	263	19,294
AbbVie	232	21,942
Agilent Technologies	50	3,527
Baxter International	78	6,013
Becton Dickinson	42	10,962
Biogen*	28	9,893
BioMarin Pharmaceutical*	26	2,521
Bristol-Myers Squibb	254	15,768
CVS Caremark	163	12,831
Danaher	96	10,431
Eli Lilly	150	16,096
Gilead Sciences	204	15,751
Illumina*	22	8,075
Jazz Pharmaceuticals*	10	1,681
Johnson & Johnson	433	59,828
Merck	419	29,724
Mylan*	82	3,001
Perrigo	22	1,558
Pfizer	923	40,677
ResMed	22	2,538

		292,111

Industrials — 10.0%
3M	92	19,385
AGCO	10	608
Arconic	70	1,541
Boeing	84	31,240
Cintas	14	2,769
Cummins	24	3,506
Deere	52	7,817
Delta Air Lines	102	5,899
Eaton PLC	66	5,724
Emerson Electric	100	7,658
FedEx	38	9,150
Fluor	20	1,162
Fortune Brands Home & Security	22	1,152
General Electric	1,467	16,563
Honeywell International	116	19,302
IHS Markit*	58	3,130
Illinois Tool Works	48	6,774
Ingersoll-Rand	40	4,092
Johnson Controls International PLC	150	5,250
Lockheed Martin	38	13,146
ManpowerGroup	12	1,031
Masco	48	1,757
Nielsen Holdings PLC	52	1,438
Northrop Grumman	26	8,252
Oshkosh	10	712
Owens Corning	18	977

Impact Shares

NAACP Minority Empowerment ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
Pentair	22	$954
Raytheon	44	9,093
Rockwell Automation	20	3,750
Rockwell Collins	26	3,652
United Technologies	120	16,777
Xylem	30	2,396

		216,657

Information Technology — 23.7%
Accenture, Cl A	105	17,871
Adobe Systems*	82	22,136
Advanced Micro Devices*	136	4,201
Analog Devices	64	5,917
CA	51	2,252
Cisco Systems	746	36,293
Dell Technologies—VMware Inc, Cl V*	32	3,108
DXC Technology	46	4,302
First Solar*	14	678
Hewlett Packard Enterprise	246	4,013
HP	260	6,700
Intel	763	36,082
International Business Machines	151	22,833
Intuit	42	9,551
Lam Research	30	4,551
Mastercard, Cl A	140	31,165
Maxim Integrated Products	46	2,594
Micron Technology*	192	8,684
Microsoft	1,124	128,552
NVIDIA	97	27,259
Oracle	454	23,408
QUALCOMM	232	16,711
salesforce.com*	121	19,243
Seagate Technology	43	2,036
Symantec	102	2,170
Texas Instruments	166	17,810
Visa, Cl A	279	41,875
Western Digital	50	2,927
Workday, Cl A*	24	3,503
Xerox	40	1,079
Xilinx	44	3,528

		513,032

Materials — 2.0%
Air Products & Chemicals	34	5,680
Alcoa*	31	1,253
Avery Dennison	14	1,517
Ball	62	2,727
Eastman Chemical	22	2,106
Ecolab	40	6,271
FMC	22	1,918
Huntsman	34	926
International Flavors & Fragrances	12	1,669
International Paper	78	3,834
Mosaic	56	1,819
Newmont Mining	86	2,597
PPG Industries	40	4,365
Praxair	44	7,072
Sonoco Products	14	777

		44,531

Real Estate — 1.3%
AvalonBay Communities‡	22	3,985
CBRE Group, Cl A*	48	2,117
Equinix‡	12	5,195
HCP‡	78	2,053
Jones Lang LaSalle	8	1,155
Prologis‡	100	6,779
Welltower‡	60	3,859

Description	Shares	Fair Value
Weyerhaeuser‡	120	$3,872

		29,015

Telecommunication Services — 10.6%
Alphabet, Cl C*	42	50,126
Alphabet, Cl A*	40	48,283
AT&T	1,137	38,180
Comcast, Cl A	765	27,089
Sprint*	89	582
Verizon Communications	663	35,398
Walt Disney	257	30,053

		229,711

Utilities — 2.8%
AES	106	1,484
American Electric Power	76	5,387
American Water Works	28	2,463
CMS Energy	46	2,254
Duke Energy	110	8,802
Entergy	30	2,434
Eversource Energy	50	3,072
Exelon	156	6,811
NextEra Energy	74	12,403
PPL	112	3,277
Public Service Enterprise Group	84	4,434
Sempra Energy	42	4,778
Xcel Energy	82	3,871

		61,470

Total Common Stock
(Cost $2,045,446)		2,112,852

Impact Shares

NAACP Minority Empowerment ETF

September 30, 2018 (Unaudited)

SHORT-TERM INVESTMENT — 4.2%
Invesco Government & Agency, Cl Institutional 1.97% (A)	89,823	89,823

Total Short-Term Investment (Cost $89,823)		89,823

Total Investments — 101.6% (Cost $2,135,269)		$2,202,675

Percentages are based on Net Assets of $2,168,659.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of September 30, 2018.

Cl — Class

PLC — Public Limited Company

As of September 30, 2018, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments, please refer to security validation note below.

IMP-QH-001-0100

Impact Shares

YWCA Women’s Empowerment ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 97.8%
Consumer Discretionary — 11.1%
Amazon.com*	48	$96,144
Autoliv	14	1,214
Best Buy	40	3,174
Carnival	55	3,507
Darden Restaurants	20	2,224
Dunkin’ Brands Group	14	1,032
eBay*	168	5,547
Expedia Group	20	2,610
Ford Motor	716	6,623
Gap	34	981
General Motors	240	8,081
Hasbro	18	1,892
Kohl’s	26	1,938
Lululemon Athletica*	16	2,600
Macy’s	55	1,910
Marriott International, Cl A	50	6,601
McDonald’s	134	22,417
MercadoLibre*	8	2,724
Michael Kors Holdings*	24	1,645
Nordstrom	18	1,077
PVH	12	1,733
Royal Caribbean Cruises	28	3,638
Starbucks	234	13,301
Target	80	7,057
Tiffany	16	2,064
TJX	108	12,098
VF	54	5,046
Wyndham Worldwide	16	694
Yum! Brands	54	4,909

		224,481

Consumer Staples — 7.1%
Campbell Soup	30	1,099
Clorox	20	3,008
Coca-Cola	586	27,067
Colgate-Palmolive	136	9,105
Conagra Brands	62	2,106
Estee Lauder, Cl A	34	4,941
General Mills	94	4,035
Hershey	22	2,244
JM Smucker	18	1,847
Kellogg	40	2,801
Kimberly-Clark	56	6,364
Kraft Heinz	94	5,180
Kroger	122	3,551
Molson Coors Brewing, Cl B	28	1,722
PepsiCo	218	24,373
Procter & Gamble	385	32,044
Tyson Foods, Cl A	46	2,738
Walgreens Boots Alliance	128	9,331

		143,556

Energy — 6.4%
Andeavor	20	3,070
Chevron	282	34,483
ConocoPhillips	170	13,158
EQT	38	1,681
Exxon Mobil	625	53,137
Marathon Oil	124	2,887
Occidental Petroleum	112	9,203
Schlumberger	203	12,367

		129,986

Financials — 13.5%
Aflac	120	5,649

Description	Shares	Fair Value
Allstate	56	$5,527
American Express	108	11,501
Bank of America	1,408	41,480
Bank of New York Mellon	141	7,189
Citigroup	381	27,333
Comerica	26	2,345
Fifth Third Bancorp	102	2,848
Goldman Sachs Group	54	12,109
Hartford Financial Services Group	58	2,898
Huntington Bancshares	170	2,536
JPMorgan Chase	510	57,548
KeyCorp	159	3,163
MetLife	156	7,288
Northern Trust	32	3,268
PNC Financial Services Group	74	10,078
Prudential Financial	66	6,687
S&P Global	40	7,816
State Street	56	4,692
T Rowe Price Group	38	4,149
US Bancorp	233	12,305
Voya Financial	26	1,291
Wells Fargo	659	34,637

		274,337

Health Care — 14.3%
Aetna	52	10,548
Agilent Technologies	50	3,527
Allergan PLC	52	9,905
AmerisourceBergen, Cl A	26	2,398
Amgen	96	19,900
Baxter International	76	5,859
Biogen*	32	11,306
Bristol-Myers Squibb	246	15,271
Celgene*	110	9,844
Cigna	38	7,913
CVS Caremark	158	12,438
Edwards Lifesciences*	32	5,571
Eli Lilly	148	15,882
Express Scripts Holding*	88	8,361
Gilead Sciences	196	15,133
Johnson & Johnson	412	56,926
McKesson	30	3,980
Merck	402	28,518
Perrigo	20	1,416
Pfizer	885	39,002
PRA Health Sciences*	8	882
Quest Diagnostics	20	2,158
ResMed	22	2,537

		289,275

Industrials — 8.2%
3M	92	19,385
Alaska Air Group	20	1,377
American Airlines Group	64	2,645
Caterpillar	92	14,029
CSX	124	9,182
Cummins	24	3,506
Delta Air Lines	98	5,668
Eaton PLC	68	5,898
Fluor	22	1,278
General Electric	1,407	15,885
Hexcel	14	939
IHS Markit*	56	3,022
Ingersoll-Rand	38	3,888
Johnson Controls International PLC	143	5,005
ManpowerGroup	10	859
Nielsen Holdings PLC	54	1,494
Norfolk Southern	44	7,942
Owens Corning	18	977

Impact Shares

YWCA Women’s Empowerment ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
Pentair	24	$1,040
Rockwell Automation	20	3,750
Union Pacific	112	18,237
United Parcel Service, Cl B	108	12,609
United Technologies	116	16,218
Verisk Analytics, Cl A*	24	2,893
Waste Management	62	5,602
Xylem	28	2,236

		165,564

Information Technology — 20.8%
Accenture, Cl A	116	19,743
Adobe Systems*	88	23,756
Advanced Micro Devices*	147	4,541
Alliance Data Systems	8	1,889
ARRIS International*	32	832
Autodesk*	40	6,244
CA	58	2,561
Cognizant Technology Solutions, Cl A	108	8,332
Hewlett Packard Enterprise	270	4,404
HP	286	7,370
Intel	839	39,676
International Business Machines	166	25,101
Intuit	44	10,006
Jabil	30	812
Keysight Technologies*	32	2,121
Leidos Holdings	26	1,798
Mastercard, Cl A	137	30,498
Microsoft	869	99,388
Motorola Solutions	28	3,644
NVIDIA	108	30,350
ON Semiconductor*	76	1,401
Oracle	499	25,728
QUALCOMM	255	18,368
salesforce.com*	128	20,356
Symantec	112	2,383
TE Connectivity	64	5,628
Texas Instruments	174	18,668
VMware, Cl A*	12	1,873
Workday, Cl A*	26	3,795
Xerox	38	1,025

		422,291

Materials — 1.8%
Air Products & Chemicals	34	5,680
Alcoa*	26	1,051
Ecolab	40	6,271
FMC	20	1,744
International Flavors & Fragrances	12	1,669
International Paper	76	3,735
Mosaic	56	1,819
Newmont Mining	82	2,476
PPG Industries	38	4,147
Praxair	44	7,072

		35,664

Real Estate — 1.7%
AvalonBay Communities‡	22	3,985
CBRE Group, Cl A*	46	2,028
Equinix‡	12	5,195
HCP‡	74	1,948
Host Hotels & Resorts‡	114	2,405
Iron Mountain‡	44	1,519
Jones Lang LaSalle	6	866
Kilroy Realty‡	16	1,147
Kimco Realty‡	66	1,105
Prologis‡	96	6,508
Welltower‡	58	3,730

Description	Shares	Fair Value
Weyerhaeuser‡	118	$3,808

		34,244

Telecommunication Services — 10.9%
Alphabet, Cl C*	40	47,739
Alphabet, Cl A*	38	45,869
AT&T	1,090	36,602
Comcast, Cl A	734	25,991
Interpublic Group	64	1,464
Sprint*	86	562
Verizon Communications	636	33,956
Walt Disney	252	29,469

		221,652

Utilities — 2.0%
American Water Works	28	2,463
Consolidated Edison	50	3,809
Dominion Energy	102	7,169
Edison International	52	3,519
Entergy	28	2,272
Eversource Energy	50	3,072
Exelon	152	6,636
PG&E*	82	3,773
PPL	110	3,219
Sempra Energy	42	4,777
Vectren	14	1,001

		41,710

Total Common Stock (Cost $1,956,922)		1,982,760

Total Investments—97.8% (Cost $1,956,922)		$1,982,760

Impact Shares

YWCA Women’s Empowerment ETF

September 30, 2018 (Unaudited)

Percentages are based on Net Assets of $2,027,648.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of September 30, 2018, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2018, there were no Level 3 investments.

For more information regarding the Fund’s policy regarding valuation of investments, please refer to security validation note below.

IMP-QH-001-0100

Impact Shares

Sustainable Development Goals Global Equity ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 86.2%
Australia — 4.0%
AGL Energy	170	$2,396
Australia & New Zealand Banking Group	751	15,298
Brambles	432	3,404
Dexus‡	267	2,038
Fortescue Metals Group	433	1,227
GPT Group ‡	482	1,815
Mirvac Group ‡	979	1,706
National Australia Bank	705	14,172
Qantas Airways	230	981
Santos	454	2,383
Stockland‡	647	1,941
Telstra	1,108	2,555
Vicinity Centres ‡	851	1,612
Westpac Banking	889	17,948
Woodside Petroleum	246	6,860

Total Australia		76,336

Austria — 0.2%
OMV	61	3,427

Total Austria		3,427

Canada — 1.7%
CAE	75	1,522
First Quantum Minerals	172	1,959
Gildan Activewear	59	1,795
Goldcorp	234	2,384
Kinross Gold *	343	935
Suncor Energy	453	17,529
Teck Resources, Cl B	134	3,230
Thomson Reuters	71	3,240

Total Canada		32,594

Colombia — 0.0%
Millicom International Cellular	2	115

Total Colombia		115

Denmark — 0.4%
Coloplast, Cl B	7	716
GN Store Nord	5	243
ISS	9	317
Novo Nordisk, Cl B	104	4,897
Vestas Wind Systems	12	811

Total Denmark		6,984

Finland — 0.2%
Neste	55	4,547

Total Finland		4,547

France — 4.4%
Aeroports de Paris	14	3,152
Air France-KLM *	87	906
ALD	34	622
AXA	805	21,637
Credit Agricole	498	7,162
Gecina‡	24	4,007
JCDecaux	33	1,207
Kering	32	17,154
Legrand	112	8,164
Peugeot	227	6,122
Rexel	127	1,907
Societe Generale	305	13,092

Total France		85,132

Germany — 2.5%
adidas	78	19,100
Covestro	76	6,165
Henkel & KGaA	43	4,566

Description	Shares	Fair Value
LANXESS	38	$2,783
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	63	13,953
Telefonica Deutschland Holding	348	1,471

Total Germany		48,038

Hong Kong — 0.0%
Bank of Communications, Cl H	981	736
BYD, Cl H	27	194
Lenovo Group	1,243	908
Li & Fung	308	69
Swire Properties	50	189
Towngas China *	46	40

Total Hong Kong		2,136

Japan — 0.0%
Inpex	3	37
Kao	2	161
Konica Minolta	2	21
Mizuho Financial Group	80	139
NTT DOCOMO	4	107
Toppan Printing	1	16

Total Japan		481

Malaysia — 0.1%
Malayan Banking	458	1,083
Sime Darby	263	166

Total Malaysia		1,249

Netherlands — 2.7%
ABN AMRO Group	173	4,710
Akzo Nobel	104	9,725
APERAM	20	917
ING Groep	1,574	20,439
Randstad	56	2,989
Unilever	304	16,930

Total Netherlands		55,710

Norway — 0.0%
DNB	41	863

Total Norway		863

Philippines — 0.0%
Ayala	2	34

Total Philippines		34

Singapore — 0.2%
City Developments	164	1,093
Olam International	248	368
Sembcorp Industries	231	522
Wilmar International	980	2,308

Total Singapore		4,291

Spain — 1.4%
Enagas	97	2,618
Industria de Diseno Textil	448	13,581
Prosegur Cia de Seguridad	109	677
Repsol	559	11,141

Total Spain		28,017

Sweden — 0.3%
Assa Abloy, Cl B	41	824
Atlas Copco, Cl A	25	721
Atlas Copco, Cl B	15	400
BillerudKorsnas	7	90
SKF, Cl B	15	296
Svenska Cellulosa SCA, Cl B	25	283
Telefonaktiebolaget LM Ericsson, Cl B	485	4,305

Impact Shares

Sustainable Development Goals Global Equity ETF

September 30, 2018 (Unaudited)

Description	Shares	Fair Value
Telefonaktiebolaget LM Ericsson, Cl A	10	$91

Total Sweden		7,010

Switzerland — 8.8%
Nestle	1,164	97,044
Roche Holding	269	65,167
Roche Holding	10	2,433
SGS	2	5,266
Swisscom	9	4,085

Total Switzerland		173,995

United Kingdom — 0.0%
British Land ‡	5	40
Investec	3	21
Lloyds Banking Group	325	251
RELX	11	232
Standard Chartered	13	108
United Utilities Group	3	28
WPP	6	88

Total United Kingdom		768

United States — 59.3%
Consumer Discretionary — 4.7%
Ford Motor	1,373	$12,700
General Motors	458	15,421
NIKE, Cl B	456	38,632
Starbucks	477	27,113

		93,866

Consumer Staples — 5.5%
Colgate-Palmolive	313	20,955
Kimberly-Clark	127	14,432
Procter & Gamble	890	74,075

		109,462

Energy — 3.0%
ConocoPhillips	413	31,966
Hess	87	6,228
Occidental Petroleum	273	22,432

		60,626

Financials — 7.4%
Bank of America	3,290	96,923
Goldman Sachs Group	124	27,806
Morgan Stanley	467	21,748

		146,477

Health Care — 11.5%
AbbVie	570	53,911
Biogen*	35	12,366
Merck	960	68,102
Pfizer	2,097	92,415

		226,794

Industrials — 3.9%
3M	207	43,617
Cintas	32	6,330
Johnson Controls International PLC	344	12,040
ManpowerGroup	24	2,063
Rockwell Automation	44	8,251
Xylem	65	5,192

		77,493

Information Technology — 19.0%
Cisco Systems	1,570	76,380

Description	Shares	Fair Value
Dell Technologies — VMware Inc, Cl V*	316	$30,690
Hewlett Packard Enterprise	814	13,276
HP	2,372	61,127
Intel	1,308	61,856
Microsoft	966	110,481
Symantec	928	19,748

		373,558

Materials — 0.6%
Alcoa*	68	2,747
Avery Dennison	31	3,359
Newmont Mining	187	5,647

		11,753

Real Estate — 0.4%
Weyerhaeuser‡	279	9,003

Telecommunication Services — 3.1%
Walt Disney	531	62,095

Utilities — 0.2%
AES	237	3,318

Total United States		1,174,445

Total Common Stock (Cost $1,725,426)		1,706,172

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel & KGaA	78	9,151

Total Preferred Stock (Cost $9,568)		9,151

SHORT-TERM INVESTMENT — 13.3%
Invesco Government & Agency, Cl Institutional(A) (B)	263,861	263,861

Total Short-Term Investment (Cost $263,861)		263,861

Total Investments — 100.0% (Cost $1,998,855)		$1,979,184

Impact Shares

Sustainable Development Goals Global Equity ETF

September 30, 2018 (Unaudited)

Percentages are based on Net Assets of $1,978,975.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of September 30, 2018.

As of September 30, 2018, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. For the period ended September 30, 2018, there were no Level 3 investments.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the

Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended September 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

IMP-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Impact Shares Trust I

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ethan Powell
Ethan Powell, President

Date: November 29, 2018

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt
Treasurer, Controller, & CFO

Date: November 29, 2018